PARTNERSHIP CAPITAL (Tables)	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Disclosure of classes of share capital
(a) Special General and Limited Partnership Capital

	Special General Partner Units		Limited Partnership Units		Total
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	2.4	2.4	457.9	443.1	460.3	445.5
Issued for cash	—	—	0.2	14.6	0.2	14.6
Conversion from Exchange LP Units	—	—	—	0.1	—	0.1
Conversion from BIPC exchangeable shares	—	—	—	0.1	—	0.1
Ending balance	2.4	2.4	458.1	457.9	460.5	460.3

	Special General Partner		Limited Partners		Total
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$19	$19	$6,074	$5,526	$6,093	$5,545
Unit issuance	—	—	8	545	8	545
Conversion from Exchange LP Units	—	—	2	2	2	2
Conversion from BIPC exchangeable shares	—	—	1	1	1	1
Ending balance	$19	$19	$6,085	$6,074	$6,104	$6,093
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	193.6	182.9
Issued for cash	—	10.7
Ending balance	193.6	193.6

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$2,728	$2,328
Unit issuance	—	400
Ending balance	$2,728	$2,728
(c) Non-controlling interest – BIPC exchangeable shares

	Non-controlling interest – BIPC exchangeable shares
SHARES MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	110.0	67.4
Share issuance	—	0.6
Issued in conjunction with the acquisition of Inter Pipeline	—	39.0
Conversion to units	—	3.2
Conversion from BIPC Exchangeable LP Units	0.3	(0.2)
Ending balance	110.3	110.0

	Non-controlling interest – BIPC shares
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$1,755	$(19)
Share issuance	—	1,770
Conversion to limited partnership units	(1)	(1)
Conversion from BIPC Exchangeable LP Units	4	5
Ending balance	$1,758	$1,755
Non-controlling interest – Exchangeable Units

	Non-controlling interest – Exchangeable units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	6.9	1.5
Issuance of BIPC exchangeable LP units	—	6.2
Conversion to BIPC exchangeable shares	(0.3)	(0.6)
Conversion to limited partnership units	(0.1)	(0.2)
Ending balance(1)	6.5	6.9

	Non-controlling interest – Exchangeable units
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$408	$156
Issuance of BIPC exchangeable LP units	—	259
BIPC Exchangeable LP Units converted to BIPC exchangeable shares	(4)	(5)
Conversion to limited partnership units	(2)	(2)
Ending balance(1)	$402	$408
1.Includes non-controlling interest attributable to Exchange LP unitholders and BIPC exchangeable LP unitholders.
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$—	$—
Issued for cash	293	—
Ending balance	$293	$—
Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	55.9	57.9
Issued for cash	—	8.0
Repurchased and cancelled	(12.0)	(10.0)
Ending balance	43.9	55.9

	Preferred Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$1,138	$1,130
Unit issuance	—	194
Repurchased and cancelled	(220)	(186)
Ending balance	$918	$1,138